Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	IGEN NETWORKS CORP
Entity Central Index Key	0001393540
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this "Post-Effective Amendment No. 1") to the Registration Statement on Form S-1 (File No. 333-248693) (the "Registration Statement"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on September 23, 2020. This Post-Effective Amendment No. 1 is being filed to include information contained in the Registrant's Annual Report on Form 10-K for the fiscal year ended December 31, 2020, which was filed with the SEC on March 31, 2020, and to update certain other information in the Registration Statement. The Registration Statement initially registered the sale of an aggregate of 160,256,410 shares of our Company's shares of Common Stock, par value $0.001. A total of 34,928,645 shares of Common Stock being offered by our Company have been sold, pursuant to the Equity Line, prior to the filing of this Post-Effective Amendment No. 1 and therefore are not included herein. The information included in this filing amend
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer